STOCKHOLDERS' EQUITY	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

9. STOCKHOLDERS’ EQUITY

On January 1, 2008, Cellectar converted from a Wisconsin limited liability company to a Wisconsin corporation (the “Conversion”). Each issued and outstanding unit of equity in the limited liability company immediately prior to the Conversion was converted into one issued and outstanding share of Cellectar common stock and each unexercised unit option outstanding immediately prior to the Conversion was converted into an option to acquire the same number of shares of the corporation’s common stock.  For the purpose of presentation in these financial statements, all amounts and disclosures related to equity issuances prior to the Acquisition have been retroactively restated by applying the Exchange Ratio in order to reflect the capital structure of Novelos and therefore the issuance of Novelos common stock, rather than member units in the limited liability company or common stock of Cellectar, as applicable.

From inception until the Acquisition on April 8, 2011, Cellectar issued 12,559,218 shares of common stock for net proceeds of approximately $21,710,000.

April 2011 Private Placement

Concurrently with and conditioned upon the execution of the Merger Agreement, the Company entered into a securities purchase agreement with certain accredited investors under which the Company sold an aggregate of 6,846,537 units, each unit consisting of one share of its common stock and a warrant to purchase one share of its common stock, at a price of $0.75 per unit, for gross proceeds of approximately $5,135,000 (the “April Private Placement”).  The warrants have an exercise price of $0.75 and expire on March 31, 2016.  The warrant exercise price and/or the common stock issuable pursuant to such warrant will be subject to adjustment only for stock dividends, stock splits or similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of warrant holders prior to such event.  The relative fair value of the warrants issued to the investors was $2,124,286 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10).

The securities purchase agreement includes certain registration requirements which were subsequently extended by the consent of purchasers holding a majority of shares of the Company’s common stock issued in the April Private Placement, which holders constituted the requisite holders, as defined. The Company was required to file with the SEC a registration statement covering the resale of the shares of common stock and the shares of common stock underlying the warrants issued pursuant to the securities purchase agreement that are not otherwise saleable under an available exemption from registration requirements.  The Company was also required to use commercially reasonable efforts to have the registration statement declared effective by July 28, 2012 and is required to keep the registration statement continuously effective under the Securities Act of 1933, as amended (the “Securities Act”), until the earlier of the date when all the registrable securities covered by the registration statement have been sold or such time as all the registrable securities covered by the registration statement can be sold under Rule 144 without any volume limitations. The Company filed a registration statement with the SEC on July 17, 2012 covering the resale of 4,000,000 shares of common stock pursuant to the registration requirements and this registration statement was declared effective on July 26, 2012.

The Company will be allowed to suspend the use of the registration statement for not more than 30 consecutive days on not more than two occasions in any 12-month period (the “Allowed Delay”).  If the Company suspends the use of the registration for longer than the Allowed Delay, it may be required to pay to the purchasers liquidated damages equal to 1.5% per month (pro-rated on a daily basis for any period of less than a full month) of the aggregate purchase price of the units purchased until the use of the registration statement is no longer suspended, not to exceed 5% of the aggregate purchase price.  The Company has also granted piggy-back registration rights with respect to any shares of common stock that it is required to exclude from the registration statement as a condition of its effectiveness, and has also agreed to file further registration statements with respect to any such shares six months after the effective date of the initial registration statement. As of December 31, 2011, and through the date of this filing, the Company has not concluded that it is probable that damages will become due; therefore, no accrual for damages has been recorded.

The Company paid to the placement agent for the financing a cash fee equal to $200,000 and issued warrants to purchase 192,931 shares of its common stock (having an exercise price of $0.75 and which expire March 31, 2016) in consideration for their advisory services with respect to the financing pursuant to the placement agency agreement.  The placement agent is entitled to registration rights with respect to the shares of common stock issuable upon exercise of these warrants.  The cash fee was recorded as a reduction of gross proceeds received.  The estimated fair value of the warrants issued to the placement agent was $112,096 and was recorded as a component of stockholders’ equity.

December 2011 Underwritten Offering

On December 6, 2011, the Company completed an underwritten public offering of 10,081,667 shares of its common stock and warrants to purchase up to an aggregate of 10,081,667 shares of its common stock at an exercise price of $0.60 per share, expiring on December 6, 2016, for gross proceeds of $6,049,000 and net proceeds of $5,298,140 after deducting transaction costs (the “Underwritten Offering”). The warrant exercise price and the common stock issuable pursuant to such warrant are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations so that the rights of the warrant holders after such event will be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $2,350,320 at issuance and has been included as a component of stockholders’ equity.  The Company uses the Black-Scholes option pricing model to value warrants and applies assumptions that consider, among other variables, the fair value of the underlying stock, risk-free interest rate, volatility, expected life and dividend rates in estimating fair value for the warrants. Assumptions used are generally consistent with those disclosed for stock-based compensation (see Note 10). The Company paid the underwriter a cash fee of $302,000, which was recorded as a reduction of the gross proceeds received.

June 2012 Public Offering

On June 13, 2012, pursuant to securities purchase agreements entered into with investors on June 7, 2012, the Company completed a registered public offering of an aggregate of 5,420,800 shares of its common stock, warrants to purchase up to an aggregate of 5,420,800 at an exercise price of $1.00 per share, exercisable for 90 days from issuance (the “Class B Warrants”), and warrants to purchase up to an aggregate of 2,710,400 shares of its common stock at an exercise price of $1.25 per share, exercisable for five years from issuance, for total gross proceeds of $5,420,800 and net proceeds of $4,870,978 after deducting transaction costs (the “June Offering”). The warrant exercise price and the common stock issuable pursuant to such warrants are subject to adjustment only for stock dividends, stock splits and similar capital reorganizations, in which event the rights of the warrant holders would be adjusted as necessary so that they would be equivalent to the rights of the warrant holders prior to such event. The relative fair value of the warrants issued to the investors was $1,994,631 at issuance and has been included as a component of stockholders’ equity.  In the June Offering, the Company paid a cash fee of $379,456 and issued warrants to purchase 271,040 shares of its common stock at an exercise price of $1.25 per share expiring on June 13, 2017 to the placement agent. The cash fee was recorded as a reduction of the gross proceeds received. The estimated fair value of the warrants issued to the placement agent was $255,703 and was recorded as a component of stockholders’ equity.

On September 10, 2012, the Company amended the terms of the Class B Warrants with investors who held warrants to purchase 5,255,000 shares of our common stock to extend the expiration date for the exercise of such warrants until October 11, 2012. An investor who held Class B Warrants to purchase 15,000 shares of our common stock did not elect to amend their agreement and such warrants expired on September 11, 2012. These warrants had been issued in connection with the June Offering, had an expiration date of September 11, 2012 and were exercisable at a price of $1.00 per share. The modification of the expiration date of the warrants resulted in a deemed dividend to warrant holders of $543,359 which was calculated as the difference between the fair value of the warrants immediately before and after the modification using the Black-Scholes option pricing model. The deemed dividend is reflected as an adjustment to net loss to arrive at net loss attributable to common stockholders in the nine months ended September 30, 2012. Since the Company had an accumulated deficit at the time of the modification, there was no impact to the components of stockholders’ equity as a result of the recognition of the deemed dividend.

During the nine months ended September 30, 2012, Class B Warrants were exercised for an aggregate of 150,800 shares of common stock and the Company received aggregate cash proceeds of $150,800 in respect of those exercises. Subsequent to September 30, 2012, Class B Warrants were exercised for an aggregate of 937,500 shares of common stock and the Company received aggregate cash proceeds of $937,500. The balance of the Class B Warrants, exercisable for up to 4,317,500 shares of common stock, expired (see Note 19).

November Private Placement

See Note 19 for details regarding a private placement of common stock and warrants that was completed in November 2012.

Legacy Warrants

Outstanding warrants to purchase 315,164 shares of common stock, originally issued in connection with Novelos equity and debt financings from 2007 through 2010, remained outstanding subsequent to the Acquisition (Note 4).

Common Stock Warrants

The following table summarizes information with regard to outstanding warrants to purchase common stock as of December 31, 2011.  There were no outstanding common stock purchase warrants as of December 31, 2010.

Offering	Number of Shares Issuable Upon Exercise of Outstanding Warrants	Exercise Price	Expiration Date

December 6, 2011 Underwritten Offering	10,081,667	$0.60	December 6, 2016
April 8, 2011 Private Placement	7,039,468	$0.75	March 31, 2016
Legacy warrants (1)	77,729	$0.60	July 27, 2015
Legacy warrants	105,040	$16.065	July 27, 2015
Legacy warrants	91,524	$99.45-100.98	December 31, 2015
Legacy warrants	8,561	$191.25	May 2, 2012
Total	17,403,989

(1)  The exercise prices of these warrants are subject to adjustment for “down-rounds” and have been accounted for as derivative instruments as described in Note 3.

On May 4, 2011, 18,153 shares of common stock were issued in connection with the cashless exercise of warrants to purchase 27,310 shares of common stock at $0.75 per share.  The Company reclassified $48,339 from the derivative liability to additional paid-in capital upon the exercise of the warrants. In connection with the December 2011 Underwritten Offering, 5,000 warrants previously issued to the placement agent were cancelled.

The warrant activity during the nine months ended September 30, 2012 was as follows:

The Company issued 23,495 shares of common stock in connection with the cashless exercise of warrants to purchase50,419 shares of common stock at $0.60 per share expiring on July 27, 2015. The Company reclassified $43,855 from the derivative liability to additional paid-in capital upon the exercise of the warrants.

The Company issued 374,597 shares of common stock in connection with the cashless exercise of warrants to purchase 980,657 shares of common stock at $0.75 per share expiring on March 31, 2016.

The Company issued 582,981 shares of common stock in connection with the cashless exercise of warrants to purchase 833,333 shares of common stock. The warrants had an expiration date of December 6, 2016 and an exercise price of $0.60 per share.

The Company issued 150,800 shares of common stock related to the exercise of warrants to purchase 150,800 shares of common stock. The warrants had an expiration date of September 11, 2012 and an exercise price of $1.00 per share.

On May 7, 2012, warrants to purchase 8,561 shares of common stock at $191.25 expired unexercised. On September 11, 2012, warrants to purchase 15,000 shares of common stock at $1.00 per share expired unexercised.

As of September 30, 2012, 23,767,459 warrants remained outstanding.

Reserved Shares

The following shares were reserved for future issuance upon exercise of stock options and warrants or conversion of debt:

	Nine Months Ended September 30, (unaudited)		December 31,
	2012	2011	2011	2010

Warrants	23,767,459	7,327,322	17,403,989	—
Stock options	4,675,754	3,632,638	4,827,638	769,189
Convertible notes	—	—	—	3,646,370

Total number of shares reserved for future issuance	28,443,213	10,959,960	22,231,627	4,415,559